Note 14. Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
NOTE 14 - INCOME TAXES

The following summary of the provision for income taxes includes tax deferrals which arise from temporary differences in the recognition of certain items of revenue and expense for tax and financial reporting purposes for the years ended December 31:

	2011	2010
Income taxes currently payable (refundable)
Federal	$-	$(44,340)
State	61.612	14,738
	61,612	(29,602)

Deferred tax benefit	(4,220,078)	(181,932)
Change in valuation allowance	8,734,125	18,432
	4,514,047	(163,500)

Expense (benefit)	$4,575,659	$(193,102)

The income tax effect of cumulative temporary differences for deferred tax assets (liabilities) at December 31, is as follows:

	December 31,
	2011	2010
Deferred tax assets:
Allowance for loan losses	$3,635,117	$3,234,363
Allowance for impairment of other real estate owned	1,087,820	315,516
Net operating loss (NOL) carryforward	2,775,634	-
Unrealized loss on investment securities	567,754	1,373,595
Deferred revenue	130,795	82,057
Deferred compensation	461,177	395,944
Other	356,013	253,654
Total deferred tax assets	9,014,310	5,655,129

Deferred tax liabilities:
Depreciation	110,480	126,937
Prepaid expenses	92,691	131,290
Total deferred tax liabilities	203,171	258,227

Net deferred tax asset	8,811,139	5,396,902

Valuation allowance	(8,811,139)	(77,014)
Total net deferred tax asset	$-	$5,319,888

The net deferred tax asset is reported in other assets in the balance sheets at December 31, 2011 and 2010.

A valuation allowance is recognized for a deferred tax asset if, based on the weight of available evidence, it is more-likely-than-not that some portion of the entire deferred tax or asset will not be realized. In making such judgments, significant weight is given to evidence that can be objectively verified. As a result of increased credit losses, the Company entered into a three-year cumulative pre-tax loss position in 2011.  A cumulative loss position is considered significant negative evidence in assessing the reliability of a deferred tax asset, which is difficult to overcome. The Company’s estimate of the realization of its deferred tax assets was based on future reversals of existing taxable temporary differences and taxable income in prior carry back years. The Company did not consider future taxable income in determining the reliability of its deferred assets. During 2011 and 2010, the Company recorded valuation allowances totaling $8,811,139 and $77,014, respectively.  The 2010 valuation allowance related to available net operating loss carry forwards for holding company state income taxes.

The Company has a Federal net operating loss carryforward of $7,852,083 at December 31, 2011 which expires in 2031.

The Company is no longer subject to examination by taxing authorities for years before 2008, except to the extent net operating losses are carried back to earlier years.  In 2010, the Company filed a refund claim in order to carryback its 2009 NOL to the years 2004, 2005 and 2006.  The Company was able to carryback its 2009 NOL to the years 2004 through 2006 due to the enactment of the Worker, Homeownership, and Business Assistance Act of 2009 (the “Act”).  The Act includes a provision that allows most businesses an election to increase the NOL carryback period from 2 years under current law to as much as 5 years for NOLs generated in either 2008 or 2009 (but not both).  The IRS examined the tax years attributed to the refund claim beginning in 2010 and completed its examination in August 2011 with no changes.  The results of the IRS’s examination are currently being reviewed by the Joint Committee on Taxation.

The provision for income taxes is reconciled to the amount of income tax computed at the federal statutory rate on income (loss) before income taxes for the years ended December 31, as follows:

	2011		2010
	Amount	Amount	Amount	%
Tax benefit at statutory rate	$(4,047,463)	34%	$(42,239)	34%
Increase (decrease) in taxes resulting from:
State tax (net of federal benefit)	(14,310)	-	(8,704)	7
Officers’ life insurance	(72,041)	1	(74,054)	118
Municipal interest	(122,757)	1	(116,626)	94
Other tax preference items	98,105	(1)	30,089	(83)
Valuation allowance change	8,734,125	(73)	18,432	(15)
Tax expense (benefit)	$4,575,659	(38)%	$(193,102)	155%

During 2010, the Company had a pretax operating loss of $124,233.  Many of the Company’s individual tax preference items for this period reflected above have absolute values much greater than those of the losses themselves, which contributes to the unusually large percentages reflected in the table above.

The Company has analyzed the tax positions taken or expected to be taken in its tax returns and concluded it has no liability related to uncertain tax positions.